Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	R$ 3,621,798	R$ 4,555,177
Marketable securities	4,202,835	3,853,343
Trade receivables	1,545,643	1,277,766
Derivative financial instruments	181,815	317,763
Inventories	716,290	663,061
Receivables from related parties	44,680	30,059
Income tax receivable	279,157	312,274
Other current taxes receivable	796,199	327,410
Dividends receivable	27,320	13,466
Other financial assets		1,340,000
Other current assets	543,853	343,617
Total current assets	11,959,590	13,033,936
Trade non-current receivables	42,549	44,654
Restricted cash	115,124	225,634
Deferred tax assets	1,540,693	1,636,080
Receivables from related parties	90,390	169,755
Income tax receivable	260,330	247,996
Other non-current taxes receivables	851,492	778,820
Judicial deposits	878,807	766,107
Derivative financial instruments	2,367,042	844,450
Other non-current assets	407,915	472,753
Investments in associates	378,519	301,342
Investments in joint ventures	8,077,907	8,447,799
Property, plant and equipment	12,417,822	11,681,575
Intangible assets and goodwill	16,972,536	16,973,610
Total non-current assets	44,401,126	42,590,575
Total assets	56,360,716	55,624,511
Liabilities
Loans, borrowings and debentures	2,115,305	3,903,392
Leases	120,491	261,344
Real estate credit certificates		86,745
Derivative financial instruments	3,880	1,520
Trade payables	1,923,920	2,433,995
Employee benefits payables	339,968	291,080
Income tax payable	36,164	21,146
Other taxes payables	245,587	418,878
Dividends payable	187,415	191,478
Concessions payable	28,797	27,413
Payables to related parties	355,971	328,263
Deferred revenue	9,473	11,529
Other financial liabilities	455,702	382,702
Other current liabilities	418,145	662,835
Total current liabilities	6,240,818	9,022,320
Loans, borrowings and debentures	20,459,008	17,785,554
Leases	432,859	682,794
Preferred shareholders payable in subsidiaries	1,097,490	1,442,679
Derivative financial instruments	21,834	113,565
Other taxes payables	154,599	161,637
Provision for legal proceedings	1,363,168	1,348,157
Concessions payable	3,179,771	2,905,921
Post-employment benefits	579,870	485,459
Deferred tax liabilities	4,093,019	3,902,310
Deferred revenue	42,044	56,495
Other non-current liabilities	726,880	658,207
Total non-current liabilities	32,150,542	29,542,778
Total liabilities	38,391,360	38,565,098
Shareholders' equity
Share capital	5,328	5,328
Additional paid-in capital	3,112,274	3,245,543
Accumulated other comprehensive loss	(587,173)	(394,212)
Retained earnings	4,083,974	3,182,098
Equity attributable to:
Owners of the Company	6,614,403	6,038,757
Non-controlling interests	11,354,953	11,020,656
Total shareholders' equity	17,969,356	17,059,413
Total shareholders' equity and liabilities	R$ 56,360,716	R$ 55,624,511